Note 13 - Stockholders' Equity - Stock Option Weighted-average Assumptions (Details)	12 Months Ended
Sep. 30, 2015
Dividend yield (Dimensionless number)	0.00%
Expected volatility (Dimensionless number)	87.16%
Risk-free interest rate (Dimensionless number)	1.29%
Expected life (in years) (Year)	4 years 182 days